Retirement And Pension Plans (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Funded Status And The Amounts Recognized In The Consolidated Balance Sheets

consolidated balance sheets:

(¥ in millions)
At March 31:	2012	2011
Funded status:
Benefit obligations	¥180,868	¥165,637
Fair value of plan assets	138,986	130,437

Funded status-net	¥(41,882)	¥(35,200)

Amounts recognized in the consolidated balance sheets:
Accrued retirement and pension costs	¥(41,882)	¥(35,285)
Prepaid expenses for benefit plans, included in other assets	—	85

Amounts recognized in the consolidated balance sheets-net	¥(41,882)	¥(35,200)

Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income, Before Tax

The following table presents the amounts recognized in accumulated other comprehensive income (loss), before tax:

(¥ in millions)
At March 31:	2012	2011
Actuarial loss	¥(39,794)	¥(28,344)
Prior service benefit	2,820	3,628

Total recognized in accumulated other comprehensive income (loss), before tax	¥(36,974)	¥(24,716)

Schedule Of Plan With Projected/Accumulated Benefit Obligations In Excess Of Plan Assets

The following table presents the projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets:

(¥ in millions)
At March 31:	2012	2011
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥180,868	¥163,060
Fair value of plan assets	138,986	127,775

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥175,419	¥161,322
Fair value of plan assets	135,314	126,380

Schedule Of Changes In Benefit Obligations

(¥ in millions)
	2012	2011
Change in benefit obligations:
Benefit obligations at beginning of year	¥165,637	¥168,974
Service cost	6,584	6,117
Interest cost	3,589	3,315
Actuarial loss (gain)	11,979	(831)
Benefits paid (lump-sum payments)	(7,444)	(7,226)
Benefits paid (annuity payments)	(4,493)	(4,349)
Addition from acquisition	5,464	—
Foreign currency exchange rate changes	(448)	(363)

Benefit obligations at end of year	¥180,868	¥165,637

Accumulated benefit obligations at March 31	¥178,525	¥164,942

Weighted-average assumptions used in calculating benefit obligation at March 31 *1 :
Discount rate	2.2%	2.6%

Schedule Of Changes In Plan Assets

The following table presents the changes in plan assets:

(¥ in millions)
For the years ended March 31:	2012	2011
Fair value of plan assets at beginning of year	¥130,437	¥129,156
Actual return on plan assets	1,933	(2,694)
Employer contributions	13,741	13,427
Benefits paid (lump-sum payments)	(5,048)	(4,763)
Benefits paid (annuity payments)	(4,493)	(4,349)
Addition from acquisition	2,672	—
Foreign currency exchange rate changes	(256)	(340)

Fair value of plan assets at end of year	¥138,986	¥130,437

Schedule Of Fair Value Of Plan Assets

The following table presents the fair value of plan assets by category:

(¥ in millions)
At March 31	Level 1	Level 2	Level 3	Total
2012:
Equity securities:
Financial institutions (Japanese companies)	¥5,448	¥—	¥—	¥5,448
Other industries (Japanese companies)	4,723	—	—	4,723
Pooled funds (Japanese companies) *1	—	14,030	—	14,030
Pooled funds (foreign companies) *1	—	22,203	—	22,203
Debt securities:
Pooled funds (Japanese issuers) *2	—	50,604	—	50,604
Pooled funds (foreign issuers) *3	—	13,638	—	13,638
Cash and short-term investments	1,166	1,526	—	2,692
General accounts of insurance company	—	25,293	—	25,293
Other assets *4	—	186	169	355

Fair value of plan assets	¥11,337	¥127,480	¥169	¥138,986

2011:
Equity securities:
Financial institutions (Japanese companies)	¥5,318	¥—	¥—	¥5,318
Other industries (Japanese companies)	4,390	—	—	4,390
Pooled funds (Japanese companies) *1	—	19,054	—	19,054
Pooled funds (foreign companies) *[1]	—	22,639	—	22,639
Debt securities:
Pooled funds (Japanese issuers) *2	—	61,575	—	61,575
Pooled funds (foreign issuers) *3	—	11,766	—	11,766
Cash and short-term investments	1,084	2,168	—	3,252
General accounts of insurance company	—	1,923	—	1,923
Other assets *[4]	—	204	316	520

Fair value of plan assets	¥10,792	¥119,329	¥316	¥130,437

*1	These funds are invested in listed equity securities.
*2

These funds are invested in approximately 88% Japanese government and municipal bonds and 12% Japanese corporate bonds at March 31, 2012, and 85% Japanese government and municipal bonds and 15% Japanese corporate bonds at March 31, 2011.

*3	These funds are invested in foreign government bonds.
*[4]	This class includes the pooled funds which invest in private equity.

Schedule Of Net Periodic Benefit Costs And Assumptions

The following table presents the components of the total net periodic benefit cost for the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Net periodic benefit cost:
Service cost	¥6,584	¥6,117	¥5,933
Interest cost	3,589	3,315	3,646
Expected return on plan assets	(2,657)	(2,585)	(2,200)
Amortization of prior service benefit	(808)	(808)	(808)
Amortization of actuarial loss	693	472	9,611

Total	¥7,401	¥6,511	¥16,182

Weighted-average assumptions used in calculating net periodic benefit cost *1 :
Expected long-term rate of return on plan assets	2.5%	2.5%	2.5%
Discount rate	2.6%	2.4%	2.5%

*1	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

Schedule Of Amounts Recognized In Other Comprehensive Income (Loss), Before Tax

The following table presents the amounts recognized in other comprehensive income (loss), before tax, and the reclassification adjustments for the loss (benefit) realized in net income, before tax:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Actuarial gain (loss) recognized in other comprehensive income	¥(12,529)	¥(4,602)	¥7,712
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	693	472	9,611

Net recognized in other comprehensive income (loss), before tax	¥(12,644)	¥(4,938)	¥16,515

Schedule Of Estimated Prior Service Benefit And Actuarial Loss

The following table presents the estimated prior service benefit and actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the year ending March 31, 2013:

(¥ in millions)
Prior service benefit	¥(808)
Actuarial loss	6,092

Schedule Of Expected Benefit Payments To The Participants

The following table presents the total expected benefit payments to the participants of the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
Years ending March 31:
2013	¥12,341
2014	11,921
2015	11,734
2016	11,462
2017	11,725
2018-2022	47,748